Other Assets - Schedule of Other Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	CAD 1,579	CAD 2,296
Investment income due and accrued	1,078	1,079
Property and equipment	624	659
Deferred acquisition costs	160	177
Prepaid expenses	282	249
Premium receivable	522	506
Accrued benefit assets	82	67
Other	81	76
Other assets	4,408	5,109
Amortization expense, deferred acquisition costs	CAD 53	CAD 59